SHORT-TERM BORROWINGS - Short-term Borrowings (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 2,255	$ 1,585	$ 800
Accounts receivable securitization program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 650	$ 650		$ 800